Derivative liability	12 Months Ended
Sep. 30, 2021
Derivative liability

10. Derivative liability

As at September 30, 2021, 9,105,000 Ely Warrants were classified as derivative liabilities in accordance with IAS 32 Financial Instruments: Presentation as they are denominated in Canadian dollars, which differs from the Company’s functional currency. The fair value of such Ely Warrants is remeasured on the reporting date and the change in fair value is recognized in the consolidated statements of comprehensive loss.

As at September 30, 2021, the fair value of the Ely Warrants has been estimated based on the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate of 0.23%, expected life of the Ely Warrant of 1.64 years, expected volatility of 43%, expected dividend yield of 0% and estimated forfeiture rate of 0%. The change in fair value on the warrant derivative liabilities of $1,511,372 has been recorded as change in fair value of derivative liability in the consolidated statements of comprehensive loss.

The movement in derivative liability is as follows:

($)
Balance at September 30, 2020	-
Fair value of derivative liability assumed on Ely acquisition (Note 3)	3,037,702
Change in fair value during the year	1,511,372
Balance at September 30, 2021	4,549,074

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)